Investment Strategy	Mar. 16, 2026
Defiance Bitcoin vs Ether ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (ETF) that seeks total return.

The Fund’s investment strategy is designed to take targeted positions in two specific crypto assets: bitcoin and ether, each of which is further described below. The Fund establishes long exposure to bitcoin and short exposure to ether. That is, the Fund is designed to benefit if bitcoin outperforms ether after considering the effects of leverage (e.g., the potential magnified gains or losses arising from the Fund’s use of derivatives to increase exposure). In this context, “outperforms” means the Fund’s leveraged long position in bitcoin, combined with its leveraged short position in ether, results in net positive performance for the Fund, factoring in the effects of leverage.

The Fund is designed for investors who anticipate that bitcoin appreciation will exceed ether appreciation over the duration of their investment in the Fund.

The Fund does not invest directly in either bitcoin or ether. Investors seeking direct long exposure to the price of bitcoin or direct short exposure to the price of ether should consider an investment other than the Fund. Although bitcoin and ether may each be referred to as a “cryptocurrency,” neither is yet widely accepted as a means of payment.

The Fund’s strategy involves a leveraged long position in bitcoin, generally targeting +150% to +220% of the Fund’s net assets, and a leveraged short position in ether, generally targeting -150% to -220% of the Fund’s net assets. To be “long” means to have exposure to an asset with the expectation that its value will increase over time. Conversely, to be “short” means to have exposure to an asset with the expectation that it will fall in value. Because the Fund uses leverage, an investment in the Fund will typically increase or decrease in value to a greater degree than it would without the use of leverage.

In this long/short structure, the long and short positions may partially offset each other, resulting in a more balanced net exposure to crypto asset market movements. This may occur because general market driven gains in one position (long bitcoin) may be partially offset by losses in the other (short ether), or vice versa. Under normal circumstances, the Fund generally targets a balanced exposure between the long and short positions (e.g., a long position between +150% to +220% will be balanced by a short position between -150% to -220%). The Fund’s leveraged structure seeks to magnify the returns of its long and short positions, which also increases the potential for higher risk and volatility. If the value of ether (held short by the Fund) increases while the value of bitcoin (held long by the Fund) decreases, the Fund will incur losses on both positions simultaneously. Such a scenario can result in significant overall Fund losses due to the compounding impact of adverse price movements in both the long and short positions, magnified by the Fund’s leveraged exposure.

To implement the Fund’s strategy, the Adviser will utilize a mix of U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) (ETFs and ETPs, together the “Underlying Funds”) that provide exposure to the value of bitcoin or ether (including Underlying Funds that provide leveraged exposure to bitcoin or ether), short sales of Underlying Funds, futures contracts on bitcoin and ether, swaps, and listed options, which will be used to obtain both long and short exposure, as applicable, to the underlying crypto assets. The Adviser selects these financial instruments based on considerations such as financing costs and liquidity. The Fund’s use of derivatives (futures, swaps and listed options), is designed to enable it to achieve its objective of total return by providing flexible and efficient methods to gain both long and short exposure to the underlying crypto assets.

Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Long positions in futures generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may purchase futures contracts related to bitcoin or ether.

Swaps are derivative contracts where two parties agree to exchange cash flows or returns on different assets. These contracts enable the Fund to establish long or short exposure to the underlying assets efficiently. Long positions in swaps generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may enter into swap agreements that provide synthetic exposure to Underlying Funds.

Options provide the right, but not the obligation, to buy or sell an asset at a specified price before a certain date. Call options allow the Fund to seek gains from upward price movements, while exposing it to potential losses if prices decline. Conversely, put options enable the Fund to benefit from downward price movements, while incurring losses if prices rise. By incorporating options, the Fund can create synthetic exposure to the underlying assets. For example, the Fund may purchase and/or sell options contracts to create synthetic exposure to Underlying Funds.

The Adviser’s active management approach involves frequent rebalancing to adjust within the anticipated exposure ranges, considering factors such as market volatility, market events, price momentum, and other relevant indicators. As a result, the Fund is expected to have a high annual portfolio turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to bitcoin and/or ether.

The Fund is classified as “non-diversified” under the 1940 Act.

Cayman Subsidiary

The Fund intends to gain exposure to bitcoin and ether either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (e.g., futures contracts). The Fund’s allocation to collateral will generally range between 50% and 100% under normal circumstances.

Bitcoin (Long Position)

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. As noted above, this technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Please see the prospectus section titled “Additional Information About the Funds” for more information about bitcoin and Bitcoin Blockchain use cases.

Ether (Short Position)

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.

The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Please see the prospectus section titled “Additional Information About the Funds” for more information about ether and the Ethereum Network.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to bitcoin and/or ether.
Defiance Ether vs Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (ETF) that seeks total return.

The Fund’s investment strategy is designed to take targeted positions in two specific crypto assets: ether and bitcoin, each of which is further described below. The Fund establishes long exposure to ether and short exposure to bitcoin. That is, the Fund is designed to benefit if ether outperforms bitcoin after considering the effects of leverage (e.g., the potential magnified gains or losses arising from the Fund’s use of derivatives to increase exposure). In this context, “outperforms” means the Fund’s leveraged long position in ether, combined with its leveraged short position in bitcoin, results in net positive performance for the Fund, factoring in the effects of leverage. The Fund is designed for investors who anticipate that ether appreciation will exceed bitcoin appreciation over the duration of their investment in the Fund.

The Fund does not invest directly in either ether or bitcoin. Investors seeking direct long exposure to the price of ether or direct short exposure to the price of bitcoin should consider an investment other than the Fund. Although ether and bitcoin may each be referred to as a “cryptocurrency,” neither is yet widely accepted as a means of payment.

The Fund’s strategy involves a leveraged long position in ether, generally targeting +150% to +220% of the Fund’s net assets, and a leveraged short position in bitcoin, generally targeting -150% to -220% of the Fund’s net assets. To be “long” means to have exposure to an asset with the expectation that its value will increase over time. Conversely, to be “short” means to have exposure to an asset with the expectation that it will fall in value. Because the Fund uses leverage, an investment in the Fund will typically increase or decrease in value to a greater degree than it would without the use of leverage.

In this long/short structure, the long and short positions may partially offset each other, resulting in a more balanced net exposure to crypto asset market movements. This may occur because general market driven gains in one position (long ether) may be partially offset by losses in the other (short bitcoin), or vice versa. Under normal circumstances, the Fund generally targets a balanced exposure between the long and short positions (e.g., a long position between +150% to +220% will be balanced by a short position between -150% to -220%). The Fund’s leveraged structure seeks to magnify the returns of its long and short positions, which also increases the potential for higher risk and volatility. If the value of bitcoin (held short by the Fund) increases while the value of ether (held long by the Fund) decreases, the Fund will incur losses on both positions simultaneously. Such a scenario can result in significant overall Fund losses due to the compounding impact of adverse price movements in both the long and short positions, magnified by the Fund’s leveraged exposure.

To implement the Fund’s strategy, the Adviser will utilize a mix of U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) (ETFs and ETPs, together the “Underlying Funds”) that provide exposure to the value of ether or bitcoin (including Underlying Funds that provide leveraged exposure to ether or bitcoin), short sales of Underlying Funds, futures contracts on ether and bitcoin, swaps, and listed options, which will be used to obtain both long and short exposure, as applicable, to the underlying crypto assets. The Adviser selects these financial instruments based on considerations such as financing costs and liquidity. The Fund’s use of derivatives (futures, swaps and listed options), is designed to enable it to achieve its objective of total return by providing flexible and efficient methods to gain both long and short exposure to the underlying crypto assets.

Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Long positions in futures generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may purchase futures contracts related to ether or bitcoin.

Swaps are derivative contracts where two parties agree to exchange cash flows or returns on different assets. These contracts enable the Fund to establish long or short exposure to the underlying assets efficiently. Long positions in swaps generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may enter into swap agreements that provide synthetic exposure to Underlying Funds.

Options provide the right, but not the obligation, to buy or sell an asset at a specified price before a certain date. Call options allow the Fund to seek gains from upward price movements, while exposing it to potential losses if prices decline. Conversely, put options enable the Fund to benefit from downward price movements, while incurring losses if prices rise. By incorporating options, the Fund can create synthetic exposure to the underlying assets. For example, the Fund may purchase and/or sell options contracts to create synthetic exposure to Underlying Funds.

The Adviser’s active management approach involves frequent rebalancing to adjust within the anticipated exposure ranges, considering factors such as market volatility, market events, price momentum, and other relevant indicators. As a result, the Fund is expected to have a high annual portfolio turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to ether and/or bitcoin.

The Fund is classified as “non-diversified” under the 1940 Act.

Cayman Subsidiary

The Fund intends to gain exposure to ether and bitcoin either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (e.g., futures contracts). The Fund’s allocation to collateral will generally range between 50% and 100% under normal circumstances.

Ether (Long Position)

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.

The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Please see the prospectus section titled “Additional Information About the Funds” for more information about ether and the Ethereum Network.

Bitcoin (Short Position)

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. As noted above, this technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Please see the prospectus section titled “Additional Information About the Funds” for more information about bitcoin and Bitcoin Blockchain use cases.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to ether and/or bitcoin.
Defiance Bitcoin vs Gold ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (ETF) that seeks total return.

The Fund’s investment strategy is designed to take targeted positions in two distinct assets: bitcoin, a crypto asset, and gold, a precious metal, each of which is described further below. The Fund establishes long exposure to bitcoin and short exposure to gold. That is, the Fund is designed to benefit if bitcoin outperforms gold after considering the effects of leverage (e.g., the potential magnified gains or losses arising from the Fund’s use of derivatives to increase exposure). In this context, “outperforms” means the Fund’s leveraged long position in bitcoin, combined with its leveraged short position in gold, results in net positive performance for the Fund, factoring in the effects of leverage. The Fund is designed for investors who anticipate that bitcoin appreciation will exceed gold appreciation over the duration of their investment in the Fund.

The Fund does not invest directly in bitcoin or gold. Investors seeking direct long exposure to the price of bitcoin or direct short exposure to the price of gold should consider an investment other than the Fund. Although bitcoin may be referred to as a “cryptocurrency,” it is not yet widely accepted as a means of payment.

The Fund’s strategy involves a leveraged long position in bitcoin, generally targeting +150% to +220% of the Fund’s net assets, and a leveraged short position in gold, generally targeting -150% to -220% of the Fund’s net assets. To be “long” means to have exposure to an asset with the expectation that its value will increase over time. Conversely, to be “short” means to have exposure to an asset with the expectation that it will fall in value. Because the Fund uses leverage, an investment in the Fund will typically increase or decrease in value to a greater degree than it would without the use of leverage.

In this long/short structure, the long and short positions may partially offset each other, resulting in a more balanced net exposure to asset market movements. This may occur because general market driven gains in one position (long bitcoin) may be partially offset by losses in the other (short gold), or vice versa. Under normal circumstances, the Fund generally targets a balanced exposure between the long and short positions (e.g., a long position between +150% to +220% will be balanced by a short position between -150% to -220%). The Fund’s leveraged structure seeks to magnify the returns of its long and short positions, which also increases the potential for higher risk and volatility. If the value of gold (held short by the Fund) increases while the value of bitcoin (held long by the Fund) decreases, the Fund will incur losses on both positions simultaneously. Such a scenario can result in significant overall Fund losses due to the compounding impact of adverse price movements in both the long and short positions, magnified by the Fund’s leveraged exposure.

To implement the Fund’s strategy, the Adviser will utilize a mix of U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) (ETFs and ETPs, together the “Underlying Funds”) that provide exposure to the value of bitcoin or gold (including Underlying Funds that provide leveraged exposure to bitcoin or gold), short sales of Underlying Funds, futures contracts on bitcoin and gold, swaps, and listed options, which will be used to obtain both long and short exposure, as applicable, to the underlying assets. The Adviser selects these financial instruments based on considerations such as financing costs and liquidity. The Fund’s use of derivatives (futures, swaps and listed options), is designed to enable it to achieve its objective of total return by providing flexible and efficient methods to gain both long and short exposure to the underlying assets.

Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Long positions in futures generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may purchase futures contracts related to bitcoin or gold.

Swaps are derivative contracts where two parties agree to exchange cash flows or returns on different assets. These contracts enable the Fund to establish long or short exposure to the underlying assets efficiently. Long positions in swaps generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may enter into swap agreements that provide synthetic exposure to Underlying Funds.

Options provide the right, but not the obligation, to buy or sell an asset at a specified price before a certain date. Call options allow the Fund to seek gains from upward price movements, while exposing it to potential losses if prices decline. Conversely, put options enable the Fund to benefit from downward price movements, while incurring losses if prices rise. By incorporating options, the Fund can create synthetic exposure to the underlying assets. For example, the Fund may purchase and/or sell options contracts to create synthetic exposure to Underlying Funds.

The Adviser’s active management approach involves frequent rebalancing to adjust within the anticipated exposure ranges, considering factors such as market volatility, market events, price momentum, and other relevant indicators. As a result, the Fund is expected to have a high annual portfolio turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to bitcoin and/or gold.

The Fund is classified as “non-diversified” under the 1940 Act.

Cayman Subsidiary

The Fund intends to gain exposure to bitcoin and gold either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (e.g., futures contracts). The Fund’s allocation to collateral will generally range between 50% and 100% under normal circumstances.

Bitcoin (Long Position)

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. As noted above, this technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Please see the prospectus section titled “Additional Information About the Funds” for more information about bitcoin and Bitcoin Blockchain use cases.

Gold (Short Position)

Gold is a precious metal and traditional store of value, recognized for its stability and use as a hedge against inflation and economic uncertainty.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to bitcoin and/or gold.
Defiance Gold vs Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (ETF) that seeks total return.

The Fund’s investment strategy is designed to take targeted positions in two distinct assets: gold, a precious metal, and bitcoin, a crypto asset, each of which is described further below. The Fund establishes long exposure to gold and short exposure to bitcoin. That is, the Fund is designed to benefit if gold outperforms bitcoin after considering the effects of leverage (e.g., the potential magnified gains or losses arising from the Fund’s use of derivatives to increase exposure). In this context, “outperforms” means the Fund’s leveraged long position in gold, combined with its leveraged short position in bitcoin, results in net positive performance for the Fund, factoring in the effects of leverage. The Fund is designed for investors who anticipate that gold appreciation will exceed bitcoin appreciation over the duration of their investment in the Fund.

The Fund does not invest directly in gold or bitcoin. Investors seeking direct long exposure to the price of gold or direct short exposure to the price of bitcoin should consider an investment other than the Fund. Although bitcoin may be referred to as a “cryptocurrency,” it is not yet widely accepted as a means of payment.

The Fund’s strategy involves a leveraged long position in gold, generally targeting +150% to +220% of the Fund’s net assets, and a leveraged short position in bitcoin, generally targeting -150% to -220% of the Fund’s net assets. To be “long” means to have exposure to an asset with the expectation that its value will increase over time. Conversely, to be “short” means to have exposure to an asset with the expectation that it will fall in value. Because the Fund uses leverage, an investment in the Fund will typically increase or decrease in value to a greater degree than it would without the use of leverage.

In this long/short structure, the long and short positions may partially offset each other, resulting in a more balanced net exposure to asset market movements. This may occur because general market driven gains in one position (long gold) may be partially offset by losses in the other (short bitcoin), or vice versa. Under normal circumstances, the Fund generally targets a balanced exposure between the long and short positions (e.g., a long position between +150% to +220% will be balanced by a short position between -150% to -220%). The Fund’s leveraged structure seeks to magnify the returns of its long and short positions, which also increases the potential for higher risk and volatility. If the value of bitcoin (held short by the Fund) increases while the value of gold (held long by the Fund) decreases, the Fund will incur losses on both positions simultaneously. Such a scenario can result in significant overall Fund losses due to the compounding impact of adverse price movements in both the long and short positions, magnified by the Fund’s leveraged exposure.

To implement the Fund’s strategy, the Adviser will utilize a mix of U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) (ETFs and ETPs, together the “Underlying Funds”) that provide exposure to the value of gold or bitcoin (including Underlying Funds that provide leveraged exposure to gold or bitcoin), short sales of Underlying Funds, futures contracts on gold and bitcoin, swaps, and listed options, which will be used to obtain both long and short exposure, as applicable, to the underlying assets. The Adviser selects these financial instruments based on considerations such as financing costs and liquidity. The Fund’s use of derivatives (futures, swaps and listed options), is designed to enable it to achieve its objective of total return by providing flexible and efficient methods to gain both long and short exposure to the underlying assets.

Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Long positions in futures generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may purchase futures contracts related to gold or bitcoin.

Swaps are derivative contracts where two parties agree to exchange cash flows or returns on different assets. These contracts enable the Fund to establish long or short exposure to the underlying assets efficiently. Long positions in swaps generally benefit from increases in the asset’s price but incur losses when prices decline, while short positions generally benefit from price decreases but experience losses when prices rise. For example, the Fund may enter into swap agreements that provide synthetic exposure to Underlying Funds.

Options provide the right, but not the obligation, to buy or sell an asset at a specified price before a certain date. Call options allow the Fund to seek gains from upward price movements, while exposing it to potential losses if prices decline. Conversely, put options enable the Fund to benefit from downward price movements, while incurring losses if prices rise. By incorporating options, the Fund can create synthetic exposure to the underlying assets. For example, the Fund may purchase and/or sell options contracts to create synthetic exposure to Underlying Funds.

The Adviser’s active management approach involves frequent rebalancing to adjust within the anticipated exposure ranges, considering factors such as market volatility, market events, price momentum, and other relevant indicators. As a result, the Fund is expected to have a high annual portfolio turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to gold and/or bitcoin.

The Fund is classified as “non-diversified” under the 1940 Act.

Cayman Subsidiary

The Fund intends to gain exposure to gold and bitcoin either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (e.g., futures contracts). The Fund’s allocation to collateral will generally range between 50% and 100% under normal circumstances.

Gold (Long Position)

Gold is a precious metal and traditional store of value, recognized for its stability and use as a hedge against inflation and economic uncertainty.

Bitcoin (Short Position)

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. As noted above, this technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Please see the prospectus section titled “Additional Information About the Funds” for more information about bitcoin and Bitcoin Blockchain use cases.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a combination of ETFs, ETPs, short positions, futures, swaps, and options that provide financial exposure to gold and/or bitcoin.